SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Other Current Liabilities
Current liabilities:

	December 31,
	2016	2017

Director fees	$21	$48
Trade payables	20	61
Accrued expenses and other	196	200

	$237	$309

Schedule of Financial Income (Expenses), Net
Financial expenses, net

	Year ended December 31,
	2015	2016	2017

Financial expenses:
Loss from change in fair value of investment in BioCancell and sale of BioCancell shares	$(36)	$-	$-
Other	(2)	(15)	(3)

	(38)	(15)	(3)
Financial income:
Income from the sale of Biocancell shares	-	-	35
Other	9	12	13
	9	12	48

	$(29)	$(3)	$45